13F-HR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2007
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/02/2007
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 52
                                        ----------------------

Form 13F Information Table Value Total: 373,494
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101    10586   121975 SH       Sole                   119425              2550
                                                              6863    79075 SH       Defined                 79075
AFLAC Inc.                     COM              001055102     4841    94186 SH       Sole                    92586              1600
                                                              3454    67200 SH       Defined                 67200
American Express Co.           COM              025816109     8073   131950 SH       Sole                   129400              2550
                                                              6454   105500 SH       Defined                105500
Aon Corp.                      COM              037389103     4917   115400 SH       Sole                   113300              2100
                                                              2405    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105    12598   215600 SH       Sole                   211450              4150
                                                              8206   140450 SH       Defined                140450
Berkshire Hathaway - CL A      COM              084670108    37440      342 SH       Sole                      342
                                                             10181       93 SH       Defined                    93
Berkshire Hathaway - CL B      COM              084670207    12376     3433 SH       Sole                     3344                89
                                                              3111      863 SH       Defined                   863
Cadbury Schweppes plc-Spons AD COM              127209302     7885   145203 SH       Sole                   142353              2850
                                                              5820   107175 SH       Defined                107175
Capital One Financial Corp.    COM              14040H105     7624    97200 SH       Sole                    95350              1850
                                                              5303    67600 SH       Defined                 67600
Constellation Brands, Inc.     COM              21036P108     7734   318515 SH       Sole                   311790              6725
                                                              5904   243150 SH       Defined                243150
DuPont                         COM              263534109     7644   150350 SH       Sole                   147400              2950
                                                              6938   136475 SH       Defined                136475
E. W. Scripps Co.              COM              811054204    11853   259433 SH       Sole                   254103              5330
                                                              7687   168245 SH       Defined                168245
Fidelity National Information  COM              31620M106    13092   241200 SH       Sole                   236575              4625
                                                              8150   150149 SH       Defined                150149
Harley-Davidson Inc.           COM              412822108       55      925 SH       Sole                      925
IMS Health Inc.                COM              449934108     5753   179044 SH       Sole                   175169              3875
                                                              4656   144925 SH       Defined                144925
Johnson & Johnson              COM              478160104     8583   139284 SH       Sole                   136334              2950
                                                              4942    80200 SH       Defined                 80200
Medtronic Inc.                 COM              585055106     7730   149050 SH       Sole                   146025              3025
                                                              4898    94450 SH       Defined                 94450
Microsoft Corp.                COM              594918104     6301   213800 SH       Sole                   208950              4850
                                                              5238   177725 SH       Defined                177725
Omnicare, Inc.                 COM              681904108     3961   109850 SH       Sole                   107675              2175
                                                              2877    79775 SH       Defined                 79775
Oracle Corp.                   COM              68389X105     9547   484350 SH       Sole                   474275             10075
                                                              6786   344300 SH       Defined                344300
Praxair, Inc.                  COM              74005P104    10259   142500 SH       Sole                   139800              2700
                                                              7482   103925 SH       Defined                103925
United Parcel Service, Inc. -  COM              911312106     4117    56400 SH       Sole                    55300              1100
                                                              3113    42650 SH       Defined                 42650
United Technologies Corp.      COM              913017109     8033   113252 SH       Sole                   110977              2275
                                                              6729    94875 SH       Defined                 94875
Viacom Inc. - CL B             COM              92553P201     7854   188664 SH       Sole                   185014              3650
                                                              4507   108262 SH       Defined                108262
Willis Group Holdings Ltd.     COM              G96655108     6991   158675 SH       Sole                   155450              3225
                                                              5690   129150 SH       Defined                129150
eBay Inc.                      COM              278642103     5057   157150 SH       Sole                   154175              2975
                                                              4879   151625 SH       Defined                151625
MMM Jan 09 Call Strk Px $55    CALL             8JN99L069      316       94 SH       Sole                       94